SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)								12 Months Ended
	Jan. 17, 2023	Jul. 13, 2022	Oct. 01, 2021	Jul. 02, 2021	Jun. 28, 2021	Jun. 28, 2021	Jun. 17, 2020	Sep. 30, 2023	Sep. 30, 2022	Jun. 24, 2020	Dec. 11, 2019
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized								500,000,000	500,000,000		50,000,000
Ordinary stock, par value								$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued	2,750,000						15,500,000	11,738,662	8,396,226	5,166,667	15,500,000
Reverse stock split, description							1-for-3 shares
Redemption of shares during period							10,333,333
Ordinary shares, shares outstanding	2,750,000							11,738,662	8,396,226	5,166,667
Total subscription proceeds								$ 2,027,574
Commission paid	$ 168,532
Statutory surplus reserve, description								Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Restricted cash equivalents								$ 2,372,871	$ 1,804,116
Restricted net assets								$ 20,556,190	$ 17,516,406
Xi'an DT [Member]
Subsidiary, Sale of Stock [Line Items]
Non-controlling interests rate								25.00%
Tianjin YHX [Member]
Subsidiary, Sale of Stock [Line Items]
Non-controlling interests rate								49.00%	49.00%
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, issued								2,750,000
Total subscription proceeds								$ 275
Common Stock [Member] | Five Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, issued	2,750,000
Subscription price per share	$ 0.80
Total subscription proceeds	$ 2,200,000
Common Stock [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price	$ 0.88
Exercisable term	24 months
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercised									101,200
Exercisable term								1 year 3 months 18 days
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value					$ 0.0001	$ 0.0001
Ordinary shares, shares issued		31,845	20,381
Warrants terms					5 years	5 years
Warrant exercise price					$ 5.00	$ 5.00
Ordinary shares, issued						2,200,000
Subscription price per share					$ 5.00	$ 5.00
Ordinary shares sold percentage					4.00%
Offering price					$ 5.00	$ 5.00
Warrants exercisable year					5 years
IPO [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued					101,200	101,200
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value					$ 0.0001	$ 0.0001
Sale of stock, shares issued					2,200,000
Sale of stock, price per share					$ 5.00	$ 5.00
IPO [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercised		50,600	50,600		50,600
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value				$ 0.0001
Ordinary shares, issued				330,000
Subscription price per share				$ 5.00
Over-Allotment Option [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value				$ 0.0001
Sale of stock, shares issued				330,000
Sale of stock, price per share				$ 5.00